Derivatives - Schedule of Cash Flow Hedging Instruments, Statements of Financial Performance and Financial Position, Location (Details) - Level 3 - USD ($) $ in Millions	3 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), after Reclassification, before Tax [Abstract]
Change in gains (losses) recognized in accumulated other comprehensive income (loss) on cash flow hedge derivatives	$ 28	$ (4)
(Gains) losses reclassified from accumulated other comprehensive income (loss) into income	(7)	5
Income tax benefit (expense) on cash flow hedges	(5)	0
Net change in fair value of the effective portion of designated cash flow hedges, net of tax	16	1
Research and development
Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), after Reclassification, before Tax [Abstract]
(Gains) losses reclassified from accumulated other comprehensive income (loss) into income	(4)	3
Selling, general and administrative expenses
Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), after Reclassification, before Tax [Abstract]
(Gains) losses reclassified from accumulated other comprehensive income (loss) into income	$ (3)	$ 2